TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax asset:
Operating loss carry forwards	$ 4,837	$ 7,497
Reserves and tax allowances	4,535	3,773
Total deferred taxes before valuation allowance	9,372	11,270
Valuation allowance	(7,621)	(10,625)
Net deferred tax assets	1,751	645
Deferred tax liabilities
Intangible assets	856	335
Income Tax Authority [Line Items]
Net deferred tax assets (liabilities)	895	310
Domestic [Member]
Income Tax Authority [Line Items]
Net deferred tax assets (liabilities)	156
Foreign [Member]
Income Tax Authority [Line Items]
Net deferred tax assets (liabilities)	$ 739	$ 310